Revenues from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	$ 1,574	$ 884
Revenues	1,593	891
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	996	485
LNG—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	503	331
Regasification [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	65	65
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	10	2
Other—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	0	1
Derivative Instruments [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 19	$ 7